Trade receivables - Summary of Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfAllowanceForCreditLosses [Line Items]
Addition, net	$ (887)	$ (972)	$ (552)
Trade receivables [member]
DisclosureOfAllowanceForCreditLosses [Line Items]
At January 1	(649)	(1,167)
Addition, net	(887)	(972)
Addition from acquisition of subsidiaries	(100)
Write-off	429	1,056
Exchange-rate change	60	434
At December 31	$ (1,147)	$ (649)	$ (1,167)